Inventories, Net	12 Months Ended
Oct. 31, 2025
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 5 — INVENTORIES, NET

Inventory comprised of the following:

	October 31, 2025	October 31, 2024
Raw materials	13,254	22,606
Goods shipped to customer	—	1,914
Finished goods	74,491	46,966
Allowance for Inventory	(12,531)	—
Inventories, net	75,214	71,486

The Company write off inventory $1,430 and $15,955 for the years ended October 31, 2025 and 2024, respectively, due to expiration and obsoletion.